Note 6. Renewable Energy Systems Held for Development and Sale (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Solar Energy Systems Held For Development and Sale [Abstract]
Renewable energy systems under development	$ 164.2	$ 419.7
Renewable energy systems held for sale	87.3	40.4
Total renewable energy systems held for development and sale	$ 251.5	$ 460.1